Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2022
Fidelity Asset Manager 20% | Return Before Taxes
Average Annual Return:
Past 1 year	4.04%
Past 5 years	5.64%
Past 10 years	4.85%
Fidelity Asset Manager 20% | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.42%
Past 5 years	4.58%
Past 10 years	3.73%
Fidelity Asset Manager 20% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.46%
Past 5 years	3.99%
Past 10 years	3.40%
LB001
Average Annual Return:
Past 1 year	(1.54%)
Past 5 years	3.57%
Past 10 years	2.90%
F0056
Average Annual Return:
Past 1 year	3.05%
Past 5 years	5.32%
Past 10 years	4.48%